UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3694
Oppenheimer Gold & Special Minerals Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: June 30
Date of reporting period: 12/31/2009

Item 1. Reports to Stockholders.

December 31, 2009

Oppenheimer

# Gold & Special Minerals Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®

The Right Way to Invest

December 31, 2009 Oppenheimer Management Gold & Special Commentaries and Minerals Fund Semiannual Report MANAGEMENT COMMENTARIES An Interview with Your Fund’s Manager SEMIANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings
Randgold Resources Ltd., ADR	5.1%
Red Back Mining, Inc.	4.8
Goldcorp, Inc.	4.0
Barrick Gold Corp.	3.8
Impala Platinum Holdings Ltd.	3.7
Eldorado Gold Corp.	3.7
Agnico-Eagle Mines Ltd.	3.6
Newmont Mining Corp.	3.4
IAMGOLD Corp.	3.4
Franco-Nevada Corp.	3.2
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2009, and are based on the total market value of investments.
9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the Fund’s summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 7/19/83. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	July 1, 2009	December 31, 2009	December 31, 2009

Actual
Class A	$1,000.00	$1,396.30	$ 6.84
Class B	1,000.00	1,390.20	12.10
Class C	1,000.00	1,390.90	11.50
Class N	1,000.00	1,394.10	9.02

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.51	5.77
Class B	1,000.00	1,015.12	10.21
Class C	1,000.00	1,015.63	9.70
Class N	1,000.00	1,017.69	7.61
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended December 31, 2009 are as follows:

Class	Expense Ratios

Class A	1.13%
Class B	2.00
Class C	1.90
Class N	1.49
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS December 31, 2009 / Unaudited

	Shares	Value

Common Stocks—100.4%
Energy—0.8%
Oil, Gas & Consumable Fuels—0.8%
Cameco Corp.[1]	190,000	$6,112,300
Uranium Energy Corp.[2]	1,401,794	5,298,781
Uranium One, Inc.[2]	3,023,400	8,730,380

		20,141,461

Materials—99.6%
Metals & Mining—99.6%
Agnico-Eagle
Mines Ltd.[1]	1,767,838	95,463,252
Alamos Gold, Inc.[2]	3,930,000	47,196,826
Allied Nevada Gold Corp.[2]	2,652,900	40,281,161
Anatolia Minerals Development Ltd.[2]	2,359,500	6,858,421
Anatolia Minerals Development Ltd.,Legend Shares[2]	3,000,000	8,720,180
Andean Resources Ltd.[2]	8,619,000	19,778,745
Andina Minerals, Inc.[2]	1,200,000	2,214,467
AngloGold Ashanti Ltd., Sponsored ADR[1]	538,800	21,648,984
Aquarius Platinum Ltd.[2]	2,422,512	15,603,834
Aura Minerals, Inc.[2]	878,500	3,813,539
Aurizon Mines Ltd.[2]	3,942,757	17,831,659
Aurizon Mines Ltd.,Legend Shares[2]	300,000	1,356,791
Avoca Resources Ltd.[2]	2,000,000	3,221,946
B2Gold Corp.[2]	3,038,700	3,515,635
Banro Corp.[2,3]	1,425,930	2,780,564
Banro Corp.[2,3]	176,900	345,055
Barrick Gold Corp.[1]	2,517,015	99,120,051
Capstone Mining Corp.[2]	2,530,500	6,798,972
Centamin Egypt Ltd.[2,3]	5,300,000	10,407,850
Centamin Egypt Ltd.[2,3]	18,559,200	36,910,777
Centamin Egypt Ltd.,Legend Shares[2]	6,000,000	11,932,878
Centerra Gold, Inc.[2]	2,969,600	30,665,660
Centerra Gold, Inc.,Legend Shares[2,4]	225,000	2,323,469
CGA Mining Ltd.[2]	2,037,600	4,052,405
CGA Mining Ltd.,Legend Shares[2]	500,000	994,406
Claude Resources, Inc.[2]	600,000	711,383
Coeur d’Alene Mines Corp.[1,2]	840,400	15,177,624
Colossus Minerals, Inc.[2]	808,600	4,484,276
Companhia de Minas Buenaventura SA, Sponsored ADR[1]	1,957,773	65,526,662
Detour Gold Corp.[2]	1,714,100	29,304,497
Duluth Metals Ltd.[2]	1,955,300	3,570,897
East Asia Minerals Corp.[2,5]	3,695,700	16,396,279
Eastmain Resources, Inc.[2]	779,300	1,132,606
Eldorado Gold Corp.[1,2,3]	2,288,278	32,424,899
Eldorado Gold Corp.[1,2,3]	6,765,400	96,514,575
Eldorado Gold Corp., CDI[2]	1,760,000	24,614,832
Equinox Minerals Ltd.[2]	3,400,000	13,296,362
European Goldfields Ltd.[2]	1,232,300	7,163,918
Exeter Resource Corp.[2,5]	800,500	5,683,550
Exeter Resource Corp.,Legend Shares[2,4,5]	3,000,000	21,255,438
Franco-Nevada Corp.	3,175,000	85,306,210
Fronteer Development Group, Inc.[2]	1,767,782	6,947,383
Gammon Gold, Inc.[1,2]	3,709,100	40,837,191
Gold Fields Ltd.,Sponsored ADR[1]	756,373	9,916,050
F1 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Metals & Mining Continued
Gold Resource Corp.[2]	23,000	$258,750
Gold Wheaton Gold Corp.[2]	11,329,500	3,953,978
Goldcorp, Inc.[1]	2,698,561	106,161,390
Golden Star Resources Ltd.[2]	3,856,910	12,033,559
Great Basin Gold Ltd.[2,3]	67,100	116,127
Great Basin Gold Ltd.[2,3]	5,779,101	9,882,263
Greystar Resources Ltd.[2]	1,822,300	10,175,677
Guyana Goldfields, Inc.[2]	385,000	2,963,379
Harmony Gold Mining Co. Ltd.,Sponsored ADR[1]	100,000	1,017,000
Hecla Mining Co.[1,2]	3,510,000	21,691,800
IAMGOLD Corp.[1]	5,759,950	90,085,618
Impala Platinum Holdings Ltd.	3,592,352	97,658,518
International Tower Hill Mines Ltd.[2]	609,300	4,369,412
Ivanhoe Mines Ltd.[1,2]	5,813,900	84,941,079
Jaguar Mining, Inc.[1,2,3]	966,200	10,811,778
Jaguar Mining, Inc.[2,3]	2,627,700	29,672,646
Jinshan Gold Mines, Inc.[2]	3,658,300	11,088,408
Katanga Mining Ltd.[2]	1,070,000	716,164
Keegan Resources, Inc.[2]	357,700	2,267,582
Kinross Gold Corp.[1]	3,808,890	70,083,576
Kirkland Lake Gold, Inc.[2]	618,800	5,301,380
Lake Shore Gold Corp.[2]	5,708,023	22,540,646
Lihir Gold Ltd.	10,000,000	29,168,457
MAG Silver Corp.[2]	369,300	2,224,592
Mercator Minerals Ltd.[2]	5,989,000	14,201,578
Minefinders Corp. Ltd.[1,2]	2,028,489	20,893,437
New Gold, Inc.[2,3]	4,448,000	16,161,400
New Gold, Inc.[2,3]	107,200	390,208
New Pacific Metals Corp.[2]	325,500	308,118
Newcrest Mining Ltd.	2,511,574	78,714,441
Newmont Mining Corp.[1]	1,907,728	90,254,612
Noront Resources Ltd.[2]	3,485,200	6,898,087
Northern Dynasty Minerals Ltd.[2]	867,085	7,170,793
Northgate Minerals Corp.[2]	1,930,900	5,981,848
NovaGold Resources, Inc.[1,2]	3,543,456	21,721,385
Osisko Mining Corp.[2]	4,483,900	36,270,779
Pan American Silver Corp.[1,2]	1,378,541	32,823,061
PanAust Ltd.[2]	14,310,101	7,142,736
Perseus Mining Ltd.[2]	1,000,000	1,570,558
Perseus Mining Ltd.,Legend Shares[2,6]	1,900,000	2,536,451
Petropavlovsk plc[2]	1,898,000	31,085,667
Premier Gold Mines Ltd.[2]	1,366,900	5,463,156
Quadra Mining Ltd.[2]	931,200	12,919,359
Queenston Mining, Inc.[2]	376,100	1,992,249
Rainy River Resources Ltd.[2]	36,600	139,282
Randgold Resources Ltd., ADR[1,7]	1,700,134	134,514,602
Real Gold Mining Ltd.[2]	3,400,000	5,026,822
Red Back Mining, Inc.[2]	8,795,000	126,141,416
Romarco Minerals, Inc.[2]	13,794,600	23,082,230
Royal Gold, Inc.[1]	1,115,809	52,554,604
Rubicon Minerals Corp.[2]	6,438,912	30,262,886
Rubicon Minerals Corp., Legend Shares[2]	1,099,000	5,254,100
F2 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

	Shares	Value

Metals & MiningContinued
San Gold Corp.[2]	9,780,200	$34,132,744
Seabridge Gold, Inc.[1,2]	40,000	970,800
SEMAFO, Inc.[2]	3,170,900	13,431,264
Sherritt International Corp.	1,051,500	6,605,493
Silver Standard Resources, Inc.[1,2]	1,554,309	33,992,738
Silver Wheaton Corp.[1,2]	3,700,000	55,574,000
Taseko Mines Ltd.[2]	2,772,900	11,798,446
Ventana Gold Corp.[2]	933,900	7,197,241
Yamana Gold, Inc.[1,3]	1,416,829	16,123,514
Yamana Gold, Inc.[3]	4,891,400	56,123,536
Zhaojin Mining Industry Co. Ltd.	8,903,000	17,583,172

		2,628,294,751

Total Common Stocks (Cost $1,704,210,752)		2,648,436,212
Investment Companies—0.6%
Market Vectors Gold Miners Fund[1]	50,000	2,310,500
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21%[5,8]	13,443,588	13,443,588

Total Investment Companies (Cost $15,144,088)		15,754,088

Total Investments, at Value (Cost $1,719,354,840)	101.0%	2,664,190,300
Liabilities in Excess of Other Assets	(1.0)	(25,150,641)

Net Assets	100.0%	$2,639,039,659

Footnotes to Statement of Investments

1.	A sufficient amount of liquid assets has been designated to cover outstanding written call options. See Note 5 of accompanying Notes.

2.	Non-income producing security.

3.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

4.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $23,578,907 or 0.89% of the Fund’s net assets as of December 31, 2009.

5.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2009	Additions	Reductions	December 31, 2009

East Asia Minerals Corp.	—	3,695,700	—	3,695,700
Exeter Resource Corp.	—	800,500	—	800,500
Exeter Resource Corp., Legend Shares	—	3,000,000	—	3,000,000
Oppenheimer Institutional Money Market Fund, Cl. E	7,685,736	273,904,759	268,146,907	13,443,588

			Value	Income

East Asia Minerals Corp.			$16,396,279	$—
Exeter Resource Corp.			5,683,550	—
Exeter Resource Corp., Legend Shares			21,255,438	—
Oppenheimer Institutional Money Market Fund, Cl. E			13,443,588	26,566

			$56,778,855	$26,566

F3 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

6.	Illiquid security. The aggregate value of illiquid securities as of December 31, 2009 was $2,536,451, which represents 0.10% of the Fund’s net assets. See Note 6 of accompanying Notes.

7.	A sufficient amount of liquid assets has been designated to cover outstanding written put options. See Note 5 of accompanying Notes.

8.	Rate shown is the 7-day yield as of December 31, 2009.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1–unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2–inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3–significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of December 31, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Energy	$20,141,461	$—	$—	$20,141,461
Materials	2,323,287,451	305,007,300	—	2,628,294,751
Investment Companies	15,754,088	—	—	15,754,088

Total Investments, at Value	2,359,183,000	305,007,300	—	2,664,190,300

Other Financial Instruments:
Foreign currency exchange contracts	—	2,110	—	2,110

Total Assets	$2,359,183,000	$305,009,410	$—	$2,664,192,410

Liabilities Table
Other Financial Instruments:
Appreciated options written, at value	$(13,277,409)	$—	$—	$(13,277,409)
Depreciated options written, at value	(5,817,500)	—	—	(5,817,500)

Total Liabilities	$(19,094,909)	$—	$—	$(19,094,909)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
F4 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Foreign Currency Exchange Contracts as of December 31, 2009 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized
Contract Description	Buy/Sell	(000’s)		Date	Value	Appreciation

Brown Brothers Harriman
Canadian Dollar (CAD)	Buy	621	cad	1/4/10	$594,055	$2,110
Written Options as of December 31, 2009 are as follows:

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Agnico-Eagle Mines Ltd.	Call	2,000	$95.00	5/24/10	$281,753	$(40,000)	$241,753
Agnico-Eagle Mines Ltd.	Call	1,700	90.00	2/22/10	424,227	—	424,227
Agnico-Eagle Mines Ltd.	Call	1,100	80.00	1/18/10	164,196	—	164,196
Agnico-Eagle Mines Ltd.	Call	1,000	80.00	5/24/10	122,697	(70,000)	52,697
Agnico-Eagle Mines Ltd.	Call	500	95.00	1/18/10	58,998	—	58,998
Agnico-Eagle Mines Ltd.	Put	2,000	45.00	2/22/10	364,740	(140,000)	224,740
Agnico-Eagle Mines Ltd.	Put	2,000	40.00	5/24/10	405,209	(266,000)	139,209
Agnico-Eagle Mines Ltd.	Put	2,000	45.00	5/24/10	553,606	(512,000)	41,606
Agnico-Eagle Mines Ltd.	Put	500	45.00	1/18/10	131,732	(5,000)	126,732
Agnico-Eagle Mines Ltd.	Put	500	40.00	2/22/10	102,247	(11,000)	91,247
Alcoa, Inc.	Put	700	9.00	1/18/10	104,332	(700)	103,632
Alcoa, Inc.	Put	500	14.00	7/19/10	64,998	(56,500)	8,498
AngloGold Ashanti Ltd., Sponsored ADR	Put	2,100	30.00	4/19/10	291,692	(126,000)	165,692
AngloGold Ashanti Ltd., Sponsored ADR	Put	1,000	25.00	4/19/10	119,497	(15,000)	104,497
AngloGold Ashanti Ltd., Sponsored ADR	Put	1,000	30.00	7/19/10	171,996	(150,000)	21,996
AngloGold Ashanti Ltd., Sponsored ADR	Put	500	30.00	1/18/10	98,497	—	98,497
AngloGold Ashanti Ltd., Sponsored ADR	Call	2,000	55.00	4/19/10	411,489	(90,000)	321,489
AngloGold Ashanti Ltd., Sponsored ADR	Call	1,200	60.00	1/18/10	148,396	—	148,396
AngloGold Ashanti Ltd., Sponsored ADR	Call	1,000	55.00	1/18/10	134,996	—	134,996
AngloGold Ashanti Ltd., Sponsored ADR	Call	1,000	55.00	7/19/10	131,997	(125,000)	6,997
Arcelor Mittal, Cl. A	Put	1,000	33.00	6/21/10	156,996	(105,000)	51,996
Barrick Gold Corp.	Call	1,500	50.00	1/18/10	164,876	(1,500)	163,376
Barrick Gold Corp.	Call	1,000	48.00	4/19/10	154,996	(133,000)	21,996
Barrick Gold Corp.	Call	1,000	60.00	7/19/10	166,996	(76,000)	90,996
Barrick Gold Corp.	Call	800	45.00	1/18/10	100,597	(8,000)	92,597
Barrick Gold Corp.	Call	700	55.00	1/18/10	95,897	—	95,897
Barrick Gold Corp.	Call	1,000	55.00	4/19/10	174,995	(46,000)	128,995
Barrick Gold Corp.	Call	1,000	60.00	4/19/10	109,997	(24,000)	85,997
Barrick Gold Corp.	Put	1,000	32.50	1/18/10	136,996	(8,000)	128,996
Barrick Gold Corp.	Put	1,000	30.00	4/19/10	199,495	(73,000)	126,495
Barrick Gold Corp.	Put	1,000	33.00	4/19/10	170,496	(137,000)	33,496
Barrick Gold Corp.	Put	1,000	34.00	4/19/10	142,996	(159,000)	(16,004)
F5 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Written Options Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Barrick Gold Corp.	Put	1,000	$35.00	7/19/10	$316,992	$(317,000)	$(8)
Barrick Gold Corp.	Put	500	31.00	1/18/10	67,248	(2,500)	64,748
BHP Billiton Ltd., Sponsored ADR	Put	700	60.00	5/24/10	161,409	(108,500)	52,909
BHP Billiton Ltd., Sponsored ADR	Put	500	22.50	1/18/10	71,000	—	71,000
BHP Billiton Ltd., Sponsored ADR	Put	500	55.00	5/24/10	70,318	(43,000)	27,318
Cameco Corp.	Call	600	35.00	1/18/10	58,198	(6,000)	52,198
Cameco Corp.	Put	1,000	25.00	6/21/10	123,997	(85,000)	38,997
Cameco Corp.	Put	1,000	26.00	6/21/10	96,497	(105,000)	(8,503)
Cameco Corp.	Put	600	30.00	3/22/10	65,698	(72,000)	(6,302)
Cameco Corp.	Put	500	20.00	1/18/10	84,748	—	84,748
Cameco Corp.	Put	500	12.50	1/18/10	78,498	—	78,498
Cameco Corp.	Put	500	22.50	1/18/10	100,997	—	100,997
Caterpillar, Inc.	Put	500	33.00	2/22/10	104,497	(500)	103,997
Cliffs Natural Resources, Inc.	Put	1,000	36.00	4/19/10	191,995	(140,000)	51,995
Coeur d’Alene Mines Corp.	Call	3,000	30.00	6/21/10	490,987	(180,000)	310,987
Coeur d’Alene Mines Corp.	Call	2,000	27.50	6/21/10	217,384	(150,000)	67,384
Coeur d’Alene Mines Corp.	Call	1,000	17.50	1/18/10	115,747	(125,000)	(9,253)
Coeur d’Alene Mines Corp.	Put	3,000	15.00	6/21/10	498,487	(510,000)	(11,513)
Coeur d’Alene Mines Corp.	Put	2,500	15.00	3/22/10	269,353	(175,000)	94,353
Coeur d’Alene Mines Corp.	Put	2,000	12.50	6/21/10	199,145	(176,000)	23,145
Coeur d’Alene Mines Corp.	Put	1,000	15.00	1/18/10	131,997	(10,000)	121,997
Coeur d’Alene Mines Corp.	Put	700	10.00	3/22/10	71,398	—	71,398
Companhia de Minas Buenaventura SA, Sponsored ADR	Call	4,000	50.00	6/21/10	651,753	(200,000)	451,753
Companhia de Minas Buenaventura SA, Sponsored ADR	Call	1,000	45.00	3/22/10	181,995	(20,000)	161,995
Companhia de Minas Buenaventura SA, Sponsored ADR	Call	1,000	50.00	3/22/10	116,997	—	116,997
Companhia de Minas Buenaventura SA, Sponsored ADR	Call	1,000	45.00	6/21/10	88,998	(110,000)	(21,002)
Companhia de Minas Buenaventura SA, Sponsored ADR	Call	700	40.00	3/22/10	94,148	(56,000)	38,148
Companhia de Minas Buenaventura SA, Sponsored ADR	Put	2,000	25.00	6/21/10	248,993	(210,000)	38,993
Companhia de Minas Buenaventura SA, Sponsored ADR	Put	1,000	30.00	6/21/10	246,994	(265,000)	(18,006)
F6 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Written Options Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Companhia de Minas Buenaventura SA, Sponsored ADR	Put	600	$20.00	3/22/10	$88,198	$—	$88,198
Companhia Vale do Rio Doce, ADR	Put	500	15.00	1/18/10	88,628	—	88,628
Eldorado Gold Corp.	Call	1,000	12.50	1/18/10	96,997	(170,000)	(73,003)
Eldorado Gold Corp.	Call	1,000	15.00	4/19/10	124,997	(115,000)	9,997
Eldorado Gold Corp.	Call	1,000	12.50	4/19/10	142,026	(245,000)	(102,974)
Eldorado Gold Corp.	Call	1,000	17.50	7/19/10	78,998	(100,000)	(21,002)
Eldorado Gold Corp.	Put	1,000	12.50	4/19/10	158,996	(75,000)	83,996
Eldorado Gold Corp.	Put	1,000	12.50	7/19/10	171,996	(115,000)	56,996
Exeter Resource Corp.	Put	1,000	7.50	5/24/10	101,997	(150,000)	(48,003)
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Put	500	35.00	1/18/10	153,496	(1,500)	151,996
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Put	1,500	70.00	2/22/10	380,970	(208,500)	172,470
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Put	500	40.00	2/22/10	268,493	—	268,493
Freeport-McMoRan Copper & Gold, Inc., Cl. B	Put	1,500	55.00	5/24/10	352,061	(175,500)	176,561
Gammon Gold, Inc.	Call	2,000	12.50	6/21/10	264,173	(250,000)	14,173
Gammon Gold, Inc.	Put	2,000	10.00	6/21/10	261,603	(250,000)	11,603
Gammon Gold, Inc.	Put	1,000	10.00	3/22/10	201,995	(70,000)	131,995
Gammon Gold, Inc.	Put	1,000	7.50	6/21/10	119,497	(35,000)	84,497
Gold Fields Ltd., Sponsored ADR	Call	1,700	16.00	1/18/10	196,429	—	196,429
Gold Fields Ltd., Sponsored ADR	Call	700	17.50	1/18/10	78,895	—	78,895
Gold Fields Ltd., Sponsored ADR	Call	600	15.00	1/18/10	69,298	(3,000)	66,298
Gold Fields Ltd., Sponsored ADR	Put	1,000	11.00	4/19/10	104,127	(45,000)	59,127
Gold Fields Ltd., Sponsored ADR	Put	1,000	12.00	7/19/10	131,997	(125,000)	6,997
Gold Fields Ltd., Sponsored ADR	Put	600	10.00	1/18/10	62,698	—	62,698
Goldcorp, Inc.	Call	2,000	55.00	4/19/10	319,392	(82,000)	237,392
Goldcorp, Inc.	Call	1,000	50.00	4/19/10	215,034	(83,000)	132,034
Goldcorp, Inc.	Call	1,500	55.00	1/18/10	214,744	—	214,744
Goldcorp, Inc.	Call	1,400	50.00	1/18/10	193,181	(4,200)	188,981
Goldcorp, Inc.	Call	1,000	60.00	4/19/10	139,313	(22,000)	117,313
Goldcorp, Inc.	Call	1,000	47.00	4/19/10	121,997	(128,000)	(6,003)
Goldcorp, Inc.	Call	1,000	60.00	7/19/10	146,396	(72,000)	74,396
Goldcorp, Inc.	Call	800	45.00	1/18/10	115,997	(8,800)	107,197
Goldcorp, Inc.	Put	1,000	31.00	4/19/10	136,996	(83,000)	53,996
Goldcorp, Inc.	Put	1,000	34.00	4/19/10	168,606	(152,000)	16,606
Goldcorp, Inc.	Put	1,000	36.00	4/19/10	197,995	(219,000)	(21,005)
Goldcorp, Inc.	Put	1,000	30.00	7/19/10	162,606	(146,000)	16,606
F7 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Written Options Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Goldcorp, Inc.	Put	800	$30.00	1/18/10	$163,196	$(1,600)	$161,596
Goldcorp, Inc.	Put	500	31.00	1/18/10	107,247	(2,000)	105,247
Harmony Gold Mining Co. Ltd., Sponsored ADR	Put	1,000	9.00	5/24/10	106,997	(70,000)	36,997
Harmony Gold Mining Co. Ltd., Sponsored ADR	Put	1,000	9.00	8/23/10	121,997	(100,000)	21,997
Harmony Gold Mining Co. Ltd., Sponsored ADR	Call	1,000	12.50	1/18/10	96,997	—	96,997
Hecla Mining Co.	Call	1,000	5.00	6/21/10	130,267	(175,000)	(44,733)
Hecla Mining Co.	Put	1,000	5.00	6/21/10	108,727	(55,000)	53,727
IAMGOLD Corp.	Call	2,000	25.00	6/21/10	293,172	(110,000)	183,172
IAMGOLD Corp.	Call	1,000	12.50	3/22/10	131,997	(380,000)	(248,003)
IAMGOLD Corp.	Call	1,000	17.50	3/22/10	144,496	(120,000)	24,496
IAMGOLD Corp.	Put	1,000	12.50	3/22/10	134,496	(50,000)	84,496
IAMGOLD Corp.	Put	4,000	12.50	6/21/10	498,337	(440,000)	58,337
IAMGOLD Corp.	Put	1,000	10.00	6/21/10	99,577	(45,000)	54,577
IAMGOLD Corp.	Put	1,000	15.00	6/21/10	176,995	(220,000)	(43,005)
Intrepid Potash, Inc.	Put	1,000	22.50	6/21/10	101,577	(100,000)	1,577
iShares Dow Jones U.S. Basic Materials Sector Fund	Put	1,000	50.00	3/22/10	136,996	(50,000)	86,996
iShares Dow Jones U.S. Basic Materials Sector Fund	Put	700	48.00	3/22/10	83,648	(17,500)	66,148
Ivanhoe Mines Ltd.	Call	2,000	17.00	6/21/10	203,995	(250,000)	(46,005)
Ivanhoe Mines Ltd.	Call	989	10.00	1/18/10	125,797	(494,500)	(368,703)
Ivanhoe Mines Ltd.	Put	2,000	10.00	6/21/10	213,994	(84,000)	129,994
Ivanhoe Mines Ltd.	Put	1,000	10.00	3/22/10	101,997	(5,000)	96,997
Jaguar Mining, Inc.	Call	1,000	12.50	6/21/10	117,077	(130,000)	(12,923)
Jaguar Mining, Inc.	Put	2,000	10.00	6/21/10	254,123	(200,000)	54,123
Kinross Gold Corp.	Call	2,000	27.00	2/22/10	240,994	—	240,994
Kinross Gold Corp.	Call	1,700	25.00	1/18/10	199,595	—	199,595
Kinross Gold Corp.	Call	1,300	25.00	2/22/10	176,733	(7,800)	168,933
Kinross Gold Corp.	Call	1,000	25.00	5/24/10	104,497	(45,000)	59,497
Kinross Gold Corp.	Call	1,000	27.00	5/24/10	189,495	(30,000)	159,495
Kinross Gold Corp.	Put	2,000	15.00	5/24/10	233,994	(150,000)	83,994
Kinross Gold Corp.	Put	1,000	17.50	1/18/10	146,996	(20,000)	126,996
Kinross Gold Corp.	Put	1,000	16.00	2/22/10	119,197	(30,000)	89,197
Kinross Gold Corp.	Put	1,000	17.00	2/22/10	136,996	(60,000)	76,996
Kinross Gold Corp.	Put	1,000	14.00	5/24/10	109,497	(50,000)	59,497
Kinross Gold Corp.	Put	1,000	16.00	5/24/10	156,996	(115,000)	41,996
Lihir Gold Ltd., Sponsored ADR	Put	1,000	22.50	5/24/10	151,996	(90,000)	61,996
Market Vectors Gold Miners Fund	Call	500	51.00	1/18/10	128,497	(11,500)	116,997
Market Vectors Gold Miners Fund	Put	1,000	37.00	6/21/10	233,994	(190,000)	43,994
F8 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Written Options Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Market Vectors Gold Miners Fund	Put	700	$37.00	1/18/10	$97,647	$(2,800)	$94,847
Market Vectors Gold Miners Fund	Put	500	37.00	3/22/10	110,997	(33,500)	77,497
Market Vectors Junior Gold Miners Exchange- Traded Fund	Put	1,000	23.00	5/24/10	158,246	(160,000)	(1,754)
Minefinders Corp. Ltd.	Call	1,000	12.50	5/24/10	131,127	(55,000)	76,127
Minefinders Corp. Ltd.	Put	2,000	7.50	2/22/10	262,673	(10,000)	252,673
Minefinders Corp. Ltd.	Put	1,000	10.00	5/24/10	117,867	(105,000)	12,867
Newmont Mining Corp.	Call	2,000	70.00	6/21/10	269,473	(106,000)	163,473
Newmont Mining Corp.	Call	1,000	60.00	3/22/10	174,995	(46,000)	128,995
Newmont Mining Corp.	Call	600	60.00	1/18/10	112,797	(1,800)	110,997
Newmont Mining Corp.	Put	1,000	39.00	6/21/10	160,076	(180,000)	(19,924)
Newmont Mining Corp.	Put	1,000	40.00	6/21/10	193,995	(207,000)	(13,005)
Newmont Mining Corp.	Put	700	35.00	6/21/10	157,496	(62,300)	95,196
Newmont Mining Corp.	Put	500	36.00	3/22/10	100,997	(17,000)	83,997
Newmont Mining Corp.	Put	500	35.00	3/22/10	69,998	(12,500)	57,498
NovaGold Resources, Inc.	Call	1,000	5.00	6/21/10	121,997	(165,000)	(43,003)
NovaGold Resources, Inc.	Put	1,000	5.00	6/21/10	111,997	(70,000)	41,997
Pan American Silver Corp.	Call	2,000	35.00	7/19/10	273,993	(120,000)	153,993
Pan American Silver Corp.	Call	1,300	25.00	1/18/10	164,811	(40,300)	124,511
Pan American Silver Corp.	Call	1,000	30.00	1/18/10	136,996	—	136,996
Pan American Silver Corp.	Call	1,000	30.00	4/19/10	134,496	(60,000)	74,496
Pan American Silver Corp.	Call	1,000	35.00	4/19/10	139,496	(20,000)	119,496
Pan American Silver Corp.	Call	1,000	30.00	7/19/10	125,267	(120,000)	5,267
Pan American Silver Corp.	Put	3,000	17.50	7/19/10	291,642	(225,000)	66,642
Pan American Silver Corp.	Put	1,700	15.00	1/18/10	186,645	—	186,645
Pan American Silver Corp.	Put	1,000	18.00	4/19/10	106,997	(41,000)	65,997
Pan American Silver Corp.	Put	1,000	19.00	4/19/10	143,496	(55,000)	88,496
Pan American Silver Corp.	Put	800	17.00	4/19/10	109,597	(20,000)	89,597
Pan American Silver Corp.	Put	600	17.50	1/18/10	58,798	—	58,798
Peabody Energy Corp.	Put	1,000	37.00	3/22/10	128,997	(65,000)	63,997
Peabody Energy Corp.	Put	1,000	37.00	6/21/10	211,994	(195,000)	16,994
Peabody Energy Corp.	Put	500	28.00	1/18/10	84,748	—	84,748
Potash Corp. of Saskatchewan, Inc.	Put	400	60.00	1/18/10	102,797	—	102,797
Randgold Resources Ltd., ADR	Call	1,400	115.00	3/22/10	176,145	(14,000)	162,145
Randgold Resources Ltd., ADR	Call	1,000	110.00	3/22/10	201,995	(25,000)	176,995
Randgold Resources Ltd., ADR	Call	1,000	120.00	6/21/10	146,996	(90,000)	56,996
Randgold Resources Ltd., ADR	Call	600	100.00	1/18/10	149,696	—	149,696
Randgold Resources Ltd., ADR	Call	500	105.00	1/18/10	96,852	—	96,852
F9 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Written Options Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Randgold Resources Ltd., ADR	Put	1,000	$55.00	3/22/10	$106,997	$(41,000)	$65,997
Randgold Resources Ltd., ADR	Put	1,000	55.00	6/21/10	206,995	(165,000)	41,995
Randgold Resources Ltd., ADR	Put	500	40.00	1/18/10	86,248	—	86,248
Red Back Mining, Inc.	Put	2,000	12.00	7/19/10	191,475	(172,109)	19,366
Rio Tinto plc, Sponsored ADR	Put	400	105.00	1/18/10	296,192	—	296,192
Rio Tinto plc, Sponsored ADR	Put	400	110.00	1/18/10	331,391	—	331,391
Rio Tinto plc, Sponsored ADR	Put	400	135.00	1/18/10	250,794	—	250,794
Royal Gold, Inc.	Call	2,500	60.00	1/18/10	377,420	—	377,420
Royal Gold, Inc.	Call	1,500	55.00	1/18/10	329,491	(9,000)	320,491
Royal Gold, Inc.	Call	1,000	65.00	4/19/10	174,495	(40,000)	134,495
Royal Gold, Inc.	Call	1,000	65.00	7/19/10	149,496	(125,000)	24,496
Royal Gold, Inc.	Call	1,000	75.00	7/19/10	121,997	(50,000)	71,997
Royal Gold, Inc.	Put	2,000	35.00	7/19/10	283,993	(260,000)	23,993
Royal Gold, Inc.	Put	1,100	35.00	4/19/10	192,519	(55,000)	137,519
Royal Gold, Inc.	Put	1,000	40.00	4/19/10	181,995	(135,000)	46,995
Royal Gold, Inc.	Put	500	35.00	1/18/10	134,747	—	134,747
Rubicon Minerals Corp.	Put	2,000	5.00	3/22/10	211,095	(140,000)	71,095
Seabridge Gold, Inc.	Call	400	35.00	1/18/10	98,797	(2,000)	96,797
Seabridge Gold, Inc.	Put	1,000	20.00	5/24/10	157,276	(155,000)	2,276
Seabridge Gold, Inc.	Put	600	20.00	8/23/10	151,196	(141,000)	10,196
Silver Standard Resources, Inc.	Call	3,000	30.00	6/21/10	450,568	(330,000)	120,568
Silver Standard Resources, Inc.	Call	1,000	30.00	1/18/10	109,497	(5,000)	104,497
Silver Standard Resources, Inc.	Call	1,000	24.00	1/18/10	129,097	(20,000)	109,097
Silver Standard Resources, Inc.	Call	1,000	28.00	3/22/10	111,997	(50,000)	61,997
Silver Standard Resources, Inc.	Call	600	35.00	1/18/10	61,198	—	61,198
Silver Standard Resources, Inc.	Put	2,000	17.00	6/21/10	277,193	(240,000)	37,193
Silver Standard Resources, Inc.	Put	1,000	16.00	3/22/10	141,996	(35,000)	106,996
Silver Standard Resources, Inc.	Put	1,000	19.00	3/22/10	121,997	(105,000)	16,997
Silver Standard Resources, Inc.	Put	1,000	15.00	6/21/10	151,996	(73,000)	78,996
Silver Standard Resources, Inc.	Put	600	15.00	3/22/10	83,746	(13,800)	69,946
F10 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Written Options Continued

							Unrealized
		Number of	Exercise	Expiration	Premiums		Appreciation/
Description	Type	Contracts	Price	Date	Received	Value	(Depreciation)

Silver Wheaton Corp.	Call	1,000	$20.00	6/21/10	$138,916	$(75,000)	$63,916
Silver Wheaton Corp.	Put	1,000	10.00	6/21/10	126,997	(36,000)	90,997
Silver Wheaton Corp.	Put	1,000	12.00	6/21/10	127,937	(80,000)	47,937
Sociedad Quimica y Minera Chile SA, Sponsored ADR	Put	500	25.00	1/18/10	83,498	—	83,498
Southern Copper Corp.	Put	600	15.00	1/18/10	89,698	—	89,698
Southern Copper Corp.	Put	1,000	25.00	6/21/10	97,287	(100,000)	(2,713)
SPDR Metals & Mining Exchange Traded Fund	Put	1,000	42.00	3/22/10	211,994	(75,000)	136,994
SPDR Metals & Mining Exchange Traded Fund	Put	500	34.00	3/22/10	105,367	(5,000)	100,367
SPDR Metals & Mining Exchange Traded Fund	Put	1,000	40.00	6/21/10	339,491	(165,000)	174,491
Teck Resources Ltd., Cl. B	Put	2,000	5.00	1/18/10	231,497	—	231,497
Teck Resources Ltd., Cl. B	Put	1,000	30.00	5/24/10	176,995	(195,000)	(18,005)
Teck Resources Ltd., Cl. B	Put	1,000	28.00	5/24/10	199,495	(130,000)	69,495
Vale SA, Sponsored ADR	Put	1,000	22.00	6/21/10	115,997	(85,000)	30,997
Vale SA, Sponsored ADR	Put	1,000	23.00	6/21/10	130,997	(115,000)	15,997
Vale SA, Sponsored ADR	Put	600	18.00	3/22/10	116,397	(4,200)	112,197
Vale SA, Sponsored ADR	Put	500	17.00	1/18/10	60,748	—	60,748
Yamana Gold, Inc.	Call	2,000	15.00	7/19/10	198,795	(126,000)	72,795
Yamana Gold, Inc.	Call	2,000	16.00	7/19/10	198,095	(96,000)	102,095
Yamana Gold, Inc.	Put	2,000	10.00	4/19/10	238,994	(126,000)	112,994
Yamana Gold, Inc.	Put	2,000	10.00	7/19/10	195,275	(196,000)	(725)
Yamana Gold, Inc.	Put	2,000	11.00	7/19/10	257,453	(290,000)	(32,547)
Yamana Gold, Inc.	Put	1,000	9.00	4/19/10	104,497	(33,000)	71,497

					$37,838,243	$(19,094,909)	$18,743,334

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Canada	$1,705,812,849	64.0%
United States	341,649,936	12.8
Australia	177,263,193	6.6
South Africa	140,238,942	5.3
Jersey, Channel Islands	134,514,602	5.0
Peru	65,526,662	2.5
United Kingdom	31,085,667	1.2
Papua New Guinea	29,168,457	1.1
China	17,583,172	0.7
Bermuda	16,319,998	0.6
Mongolia	5,026,822	0.2

Total	$2,664,190,300	100.0%

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
December 31, 2009

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,676,412,804)	$2,607,411,445
Affiliated companies (cost $42,942,036)	56,778,855

2,664,190,300
Cash	471,123
Cash—foreign currencies (cost $1,037,024)	1,037,024
Unrealized appreciation on foreign currency exchange contracts	2,110
Receivables and other assets:
Shares of beneficial interest sold	4,893,166
Dividends	499,192
Other	67,613

Total assets	2,671,160,528

Liabilities
Appreciated options written, at value (premiums received $33,278,372)	13,277,409
Depreciated options written, at value (premiums received $4,559,871)	5,817,500
Payables and other liabilities:
Shares of beneficial interest redeemed	6,550,147
Investments purchased	4,049,233
Distribution and service plan fees	1,565,033
Transfer and shareholder servicing agent fees	480,767
Trustees’ compensation	176,738
Shareholder communications	113,537
Other	90,505

Total liabilities	32,120,869

Net Assets	$2,639,039,659

Composition of Net Assets
Paid-in capital	$2,013,616,586
Accumulated net investment loss	(61,880,374)
Accumulated net realized loss on investments and foreign currency transactions	(276,273,245)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	963,576,692

Net Assets	$2,639,039,659

F12 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,972,290,211 and 54,893,998 shares of beneficial interest outstanding)	$35.93
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$38.12

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $142,712,883 and 4,127,703 shares of beneficial interest outstanding)	$34.57

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $406,826,821 and 11,841,259 shares of beneficial interest outstanding)	$34.36

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $117,209,744 and 3,343,238 shares of beneficial interest outstanding)	$35.06
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended December 31, 2009

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $336,296)	$4,539,096
Affiliated companies	26,566
Interest	1,215

Total investment income	4,566,877

Expenses
Management fees	7,499,376
Distribution and service plan fees:
Class A	2,127,720
Class B	659,736
Class C	1,784,501
Class N	239,018
Transfer and shareholder servicing agent fees:
Class A	2,034,244
Class B	226,546
Class C	441,019
Class N	193,330
Shareholder communications:
Class A	103,202
Class B	11,060
Class C	16,467
Class N	4,167
Custodian fees and expenses	44,418
Trustees’ compensation	28,967
Other	86,727

Total expenses	15,500,498
Less waivers and reimbursements of expenses	(43,159)

Net expenses	15,457,339

Net Investment Loss	(10,890,462)
F14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Realized and Unrealized Gain
Net realized gain on:
Investment from unaffiliated companies (including premiums on options exercised)	$73,649,339
Closing and expiration of option contracts written	18,082,689
Foreign currency transactions	5,580,403

Net realized gain	97,312,431
Net change in unrealized appreciation on:
Investments	582,293,653
Translation of assets and liabilities denominated in foreign currencies	65,512,597
Option contracts written	12,177,555

Net change in unrealized appreciation	659,983,805

Net Increase in Net Assets Resulting from Operations	$746,405,774

See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	December 31, 2009	June 30,
	(Unaudited)	2009

Operations
Net investment income (loss)	$(10,890,462)	$50,854,189
Net realized gain (loss)	97,312,431	(362,103,501)
Net change in unrealized appreciation	659,983,805	(411,671,276)

Net increase (decrease) in net assets resulting from operations	746,405,774	(722,920,588)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(36,702,699)	(23,142,092)
Class B	(1,742,195)	(935,955)
Class C	(5,719,678)	(2,767,979)
Class N	(1,968,861)	(1,005,942)

	(46,133,433)	(27,851,968)
Distributions from net realized gain:
Class A	—	(21,186,688)
Class B	—	(1,936,658)
Class C	—	(4,816,438)
Class N	—	(1,009,406)

	—	(28,949,190)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	6,252,467	88,571,450
Class B	(9,057,198)	(9,348,148)
Class C	12,698,804	2,253,801
Class N	16,644,545	21,328,602

	26,538,618	102,805,705

Net Assets
Total increase (decrease)	726,810,959	(676,916,041)
Beginning of period	1,912,228,700	2,589,144,741

End of period (including accumulated net investment loss of $61,880,374 and $4,856,479, respectively)	$2,639,039,659	$1,912,228,700

See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	December 31, 2009				Year Ended June 30,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$26.21	$38.79	$31.81	$29.15	$18.27	$16.89

Income (loss) from investment operations:
Net investment income (loss)[1]	(.12)	.78 [2]	(.09)	(.08)	(.06)	(.03)
Net realized and unrealized gain (loss)	10.51	(12.42)	9.31	7.22	12.12	2.79

Total from investment operations	10.39	(11.64)	9.22	7.14	12.06	2.76

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.67)	(.49)	(.76)	(.16)	—	(.43)
Distributions from net realized gain	—	(.45)	(1.48)	(4.32)	(1.18)	(.95)

Total dividends and/or distributions to shareholders	(.67)	(.94)	(2.24)	(4.48)	(1.18)	(1.38)

Net asset value, end of period	$35.93	$26.21	$38.79	$31.81	$29.15	$18.27

Total Return, at Net Asset Value[3]	39.63%	(28.29)%	29.43%	25.97%	68.01%	16.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,972,290	$1,439,082	$1,919,047	$1,003,705	$582,745	$232,702

Average net assets (in thousands)	$1,760,808	$1,184,093	$1,518,510	$752,592	$390,347	$232,401

Ratios to average net assets:[4]
Net investment income (loss)	(0.74)%	3.35%[2]	(0.24)%	(0.26)%	(0.26)%	(0.18)%
Total expenses	1.13%[5]	1.20%[5]	1.06%[5]	1.10%[5]	1.18%	1.26%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.13%	1.19%	1.06%	1.10%	1.18%	1.26%

Portfolio turnover rate	16%	81%	45%	46%	152%	81%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.67 and 2.89%, respectively, resulting from a special dividend from Anglo Ferrous Brazil SA in July 2008.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2009	1.13%
Year Ended June 30, 2009	1.20%
Year Ended June 30, 2008	1.06%
Year Ended June 30, 2007	1.10%
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 31, 2009				Year Ended June 30,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$25.17	$37.00	$30.44	$28.13	$17.80	$16.48

Income (loss) from investment operations:
Net investment income (loss)[1]	(.25)	.62 [2]	(.36)	(.30)	(.25)	(.17)
Net realized and unrealized gain (loss)	10.08	(11.78)	8.90	6.93	11.76	2.71

Total from investment operations	9.83	(11.16)	8.54	6.63	11.51	2.54

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.43)	(.22)	(.50)	—	—	(.27)
Distributions from net realized gain	—	(.45)	(1.48)	(4.32)	(1.18)	(.95)

Total dividends and/or distributions to shareholders	(.43)	(.67)	(1.98)	(4.32)	(1.18)	(1.22)

Net asset value, end of period	$34.57	$25.17	$37.00	$30.44	$28.13	$17.80

Total Return, at Net Asset Value[3]	39.02%	(28.91)%	28.44%	24.97%	66.67%	15.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$142,713	$111,935	$176,880	$138,568	$104,543	$60,391

Average net assets (in thousands)	$131,267	$101,129	$167,286	$121,560	$81,043	$60,427

Ratios to average net assets:[4]
Net investment income (loss)	(1.61)%	2.79%[2]	(1.03)%	(1.05)%	(1.06)%	(0.96)%
Total expenses	2.00%[5]	2.09%[5]	1.86%[5]	1.90%[5]	2.00%	2.04%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.00%	2.03%	1.86%	1.90%	1.99%	2.04%

Portfolio turnover rate	16%	81%	45%	46%	152%	81%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.65 and 2.89%, respectively, resulting from a special dividend from Anglo Ferrous Brazil SA in July 2008.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2009	2.00%
Year Ended June 30, 2009	2.09%
Year Ended June 30, 2008	1.86%
Year Ended June 30, 2007	1.90%
See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

	Six Months
	Ended
	December 31, 2009				Year Ended June 30,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$25.05	$36.89	$30.41	$28.10	$17.77	$16.47

Income (loss) from investment operations:
Net investment income (loss)[1]	(.23)	.61 [2]	(.35)	(.30)	(.24)	(.16)
Net realized and unrealized gain (loss)	10.03	(11.74)	8.88	6.93	11.75	2.71

Total from investment operations	9.80	(11.13)	8.53	6.63	11.51	2.55

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.49)	(.26)	(.57)	—	—	(.30)
Distributions from net realized gain	—	(.45)	(1.48)	(4.32)	(1.18)	(.95)

Total dividends and/or distributions to shareholders	(.49)	(.71)	(2.05)	(4.32)	(1.18)	(1.25)

Net asset value, end of period	$34.36	$25.05	$36.89	$30.41	$28.10	$17.77

Total Return, at Net Asset Value[3]	39.09%	(28.84)%	28.45%	25.00%	66.79%	15.64%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$406,827	$288,407	$422,169	$228,513	$138,279	$57,431

Average net assets (in thousands)	$355,441	$252,930	$343,807	$174,909	$92,491	$55,077

Ratios to average net assets:[4]
Net investment income (loss)	(1.51)%	2.76%[2]	(1.00)%	(1.03)%	(1.00)%	(0.91)%
Total expenses	1.90%[5]	1.98%[5]	1.82%[5]	1.87%[5]	1.92%	1.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.90%	1.96%	1.82%	1.87%	1.91%	1.99%

Portfolio turnover rate	16%	81%	45%	46%	152%	81%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.64 and 2.89%, respectively, resulting from a special dividend from Anglo Ferrous Brazil SA in July 2008.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2009	1.90%
Year Ended June 30, 2009	1.98%
Year Ended June 30, 2008	1.82%
Year Ended June 30, 2007	1.87%
See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	December 31, 2009				Year Ended June 30,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$25.58	$37.94	$31.18	$28.68	$18.03	$16.69

Income (loss) from investment operations:
Net investment income (loss)[1]	(.17)	.57 [2]	(.21)	(.17)	(.13)	(.09)
Net realized and unrealized gain (loss)	10.26	(12.04)	9.13	7.08	11.96	2.75

Total from investment operations	10.09	(11.47)	8.92	6.91	11.83	2.66

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.61)	(.44)	(.68)	(.09)	—	(.37)
Distributions from net realized gain	—	(.45)	(1.48)	(4.32)	(1.18)	(.95)

Total dividends and/or distributions to shareholders	(.61)	(.89)	(2.16)	(4.41)	(1.18)	(1.32)

Net asset value, end of period	$35.06	$25.58	$37.94	$31.18	$28.68	$18.03

Total Return, at Net Asset Value[3]	39.41%	(28.55)%	29.04%	25.52%	67.62%	16.11%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$117,210	$72,805	$71,049	$29,063	$18,112	$5,893

Average net assets (in thousands)	$95,856	$54,016	$49,137	$22,412	$10,956	$4,816

Ratios to average net assets:[4]
Net investment income (loss)	(1.10)%	2.55%[2]	(0.59)%	(0.57)%	(0.53)%	(0.51)%
Total expenses	1.55%[5]	1.63%[5]	1.39%[5]	1.41%[5]	1.44%	1.57%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.49%	1.52%	1.39%	1.41%	1.44%	1.57%

Portfolio turnover rate	16%	81%	45%	46%	152%	81%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Net investment income per share and the net investment income ratio include $0.65 and 2.89%, respectively, resulting from a special dividend from Anglo Ferrous Brazil SA in July 2008.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended December 31, 2009	1.55%
Year Ended June 30, 2009	1.63%
Year Ended June 30, 2008	1.39%
Year Ended June 30, 2007	1.41%
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Gold & Special Minerals Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s
F21 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities
F22 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended June 30, 2009, the Fund did not utilize any capital loss carry-forward to offset capital gains realized in that fiscal year. As of June 30, 2009, the Fund had available for federal income tax purposes post-October losses of $288,669,099, post-October foreign currency losses of $261,803, straddle losses of $173,651 and unused capital loss carryforward as follows:

Expiring

2017	$78,169,438
F23 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
As of December 31, 2009, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $269,961,560 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended December 31, 2009, it is estimated that the Fund will utilize $97,312,431 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2009 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,725,537,283
Federal tax cost of other investments	(37,838,243)

Total federal tax cost	$1,687,699,040

Gross unrealized appreciation	$991,531,773
Gross unrealized depreciation	(34,135,422)

Net unrealized appreciation	$957,396,351

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended December 31, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$6,467
Payments Made to Retired Trustees	—
Accumulated Liability as of December 31, 2009	105,520
F24 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
F25 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended December 31, 2009		Year Ended June 30, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	10,507,956	$345,352,902	33,154,564	$743,638,559
Dividends and/or distributions reinvested	757,116	27,430,307	2,355,735	35,877,847
Redeemed	(11,274,023)	(366,530,742)	(30,079,819)	(690,944,956)[1]

Net increase (decrease)	(8,951)	$6,252,467	5,430,480	$88,571,450

Class B
Sold	628,040	$19,608,060	1,602,860	$35,420,207
Dividends and/or distributions reinvested	43,783	1,527,167	169,873	2,497,284
Redeemed	(990,413)	(30,192,425)	(2,107,611)	(47,265,639)[1]

Net decrease	(318,590)	$(9,057,198)	(334,878)	$(9,348,148)

Class C
Sold	2,314,117	$73,706,147	4,361,410	$97,215,216
Dividends and/or distributions reinvested	130,650	4,528,341	408,387	5,970,615
Redeemed	(2,117,330)	(65,535,684)	(4,698,721)	(100,932,030)[1]

Net increase	327,437	$12,698,804	71,076	$2,253,801

Class N
Sold	1,175,894	$37,815,111	2,266,270	$51,247,003
Dividends and/or distributions reinvested	49,382	1,746,165	121,590	1,810,473
Redeemed	(727,588)	(22,916,731)	(1,415,154)	(31,728,874)[1]

Net increase	497,688	$16,644,545	972,706	$21,328,602

1.	Net of redemption fees of $122,336, $10,448, $26,132 and $5,581 for Class A, Class B, Class C and Class N, respectively.
F26 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended December 31, 2009, were as follows:

	Purchases	Sales

Investment securities	$407,736,096	$371,144,307
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule Oct. 1, 2009 to Dec. 31, 2009

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $2.2 billion	0.60
Next $1 billion	0.59
Over $4 billion	0.58

Fee Schedule July 1, 2009 to Sep. 30, 2009

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $3.2 billion	0.60
Over $4 billion	0.58
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2009, the Fund paid $2,718,523 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales
F27 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$1,461,591
Class C	4,572,392
Class N	1,136,337
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

December 31, 2009	$461,327	$569	$199,056	$40,877	$3,119
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended December 31, 2009, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$3,176
Class N	30,807
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended December 31, 2009, the Manager waived $9,176 for IMMF management fees.
F28 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors defined below:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period
F29 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
     As of December 31, 2009 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s
F30 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
     As of December 31, 2009, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $19,094,909 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of December 31, 2009, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
Valuations of derivative instruments as of December 31, 2009 are as follows:

	Liability Derivatives
Derivatives not	Statement of Assets
Accounted for as	and Liabilities
Hedging Instruments	Location	Value

Equity contracts	Appreciated written options, at value	$13,277,409
Equity contracts	Depreciated written options, at value	5,817,500

Total		$19,094,909

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or Loss Recognized on Derivatives
Investments from
unaffiliated companies
Derivatives Not	(including premiums	Closing and
Accounted for as	on options	expiration of option
Hedging Instruments	exercised)*	contracts written	Total

Equity contracts	$1,315,358	$18,082,689	$19,398,047

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

Amount of Change in Unrealized Gain or Loss Recognized on Derivatives
Derivatives Not Accounted for		Option contracts
as Hedging Instruments	Investments*	written	Total

Equity contracts	$(35,800)	$12,177,555	$12,141,755

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into current and forward foreign currency exchange contracts for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Foreign currency exchange contracts, if any, are reported on a schedule following the Statement of Investments. These contracts will be valued daily based upon the closing prices of the currency rates determined at the close of the Exchange as provided by a
F31 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counter-party defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The Fund has written put options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written covered call options on individual equity securities and, or, equity indexes to decrease exposure to equity risk. A written covered call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on individual equity securities and, or, equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
F32 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended December 31, 2009 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of June 30, 2009	23,400	$3,501,425	83,100	$14,903,854
Options written	108,900	14,915,252	157,200	23,326,512
Options closed or expired	(21,600)	(3,020,584)	(93,000)	(15,178,505)
Options exercised	(5,311)	(524,316)	(700)	(85,395)

Options outstanding as of December 31, 2009	105,389	$14,871,777	146,600	$22,966,466

6. Illiquid Securities
As of December 31, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through February 16, 2010, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that,
F33 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation Continued
among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and its subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F34 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
13 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Shanquan Li, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load gold-oriented funds. The Board noted that the Fund’s three-year, five-year and ten-year performance was better than its peer group median although its one-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other gold-oriented funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses are lower than its peer group median.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the
14 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow. Based on the Board’s evaluation, the Manager agreed to a revised breakpoint schedule. Effective October 1, 2009 the Fund pays the Manager an advisory fee at the following annual rate that declines as the Fund’s assets grow: 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $2.2 billion, 0.59% of the next $1 billion, and 0.58% of average annual net assets in excess of $4 billion.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
15 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
16 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	02/08/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	02/08/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	02/08/2010